MORTGAGE LOANS ON REAL ESTATE - Schedule of Allowance for Credit Loss (Details) - Real Estate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (158)
Ending balance	(113)	$ (158)
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(149)	(60)	$ (41)
Recovery (provision)	44	(89)	(19)
Write-offs charged against the allowance	6
Ending balance	(99)	(149)	(60)
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(9)	0	0
Recovery (provision)	(5)	(9)	0
Write-offs charged against the allowance	0
Ending balance	$ (14)	$ (9)	$ 0